Quarterly Holdings Report
for
Fidelity® SAI Sustainable Emerging Markets Equity Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ESP-NPRT3-0925
1.9905640.103
Common Stocks - 91.6%
	Shares	Value ($)
BRAZIL - 2.5%
Consumer Discretionary - 0.3%
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	17,472	91,860
Textiles, Apparel & Luxury Goods - 0.2%
Azzas 2154 SA	17,507	111,554
TOTAL CONSUMER DISCRETIONARY		203,414

Financials - 1.5%
Banks - 1.1%
Itau Unibanco Holding SA	89,009	558,895
NU Holdings Ltd/Cayman Islands Class A (b)	16,049	196,119
		755,014
Capital Markets - 0.4%
Banco BTG Pactual SA unit	46,048	321,786
TOTAL FINANCIALS		1,076,800

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	19,657	116,091
Industrials - 0.2%
Electrical Equipment - 0.0%
WEG SA	2,574	17,058
Ground Transportation - 0.2%
Localiza Rent a Car SA	24,041	148,680
TOTAL INDUSTRIALS		165,738

Materials - 0.3%
Metals & Mining - 0.3%
Gerdau SA ADR	67,567	199,998
TOTAL BRAZIL		1,762,041
CHINA - 30.7%
Communication Services - 8.6%
Entertainment - 1.3%
NetEase Cloud Music Inc (b)(c)(d)	6,821	221,005
Netease Inc ADR	3,187	415,266
Tencent Music Entertainment Group Class A ADR	14,043	294,763
		931,034
Interactive Media & Services - 7.3%
Kuaishou Technology B Shares (b)(c)(d)	21,621	211,109
Meitu Inc (c)(d)	107,621	164,579
Tencent Holdings Ltd	66,237	4,637,401
		5,013,089
TOTAL COMMUNICATION SERVICES		5,944,123

Consumer Discretionary - 7.9%
Automobile Components - 0.4%
Hesai Group ADR (b)	6,631	125,989
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	27,485	125,512
		251,501
Automobiles - 0.8%
BYD Co Ltd H Shares	36,488	532,756
Broadline Retail - 5.5%
Alibaba Group Holding Ltd	156,253	2,349,230
Alibaba Group Holding Ltd ADR	2,675	322,685
JD.com Inc ADR	7,672	241,591
PDD Holdings Inc Class A ADR (b)	8,168	926,660
		3,840,166
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	16,944	75,141
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (b)(c)(d)	28,324	436,970
Trip.com Group Ltd ADR	6,064	375,665
		812,635
TOTAL CONSUMER DISCRETIONARY		5,512,199

Consumer Staples - 1.0%
Beverages - 1.0%
Eastroc Beverage Group Co Ltd A Shares (China)	8,462	330,417
Kweichow Moutai Co Ltd A Shares (China)	1,976	389,436
		719,853
Financials - 5.8%
Banks - 3.3%
China Construction Bank Corp H Shares	1,738,501	1,778,146
China Merchants Bank Co Ltd H Shares	29,460	191,170
Industrial & Commercial Bank of China Ltd H Shares	426,542	326,827
		2,296,143
Insurance - 2.5%
China Life Insurance Co Ltd H Shares	137,608	397,496
China Pacific Insurance Group Co Ltd H Shares	34,517	139,014
PICC Property & Casualty Co Ltd H Shares	201,161	417,526
Ping An Insurance Group Co of China Ltd H Shares	118,195	811,452
		1,765,488
TOTAL FINANCIALS		4,061,631

Health Care - 3.0%
Biotechnology - 0.8%
BeOne Medicines Ltd H Shares (b)	10,421	236,915
Zai Lab Ltd (b)	25,968	98,109
Zai Lab Ltd ADR (b)	6,227	235,381
		570,405
Health Care Equipment & Supplies - 0.2%
Shanghai Conant Optical Co Ltd H Shares	22,500	125,260
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd H Shares (c)(d)	42,522	567,210
Pharmaceuticals - 1.2%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	123,937	556,808
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	26,665	265,696
		822,504
TOTAL HEALTH CARE		2,085,379

Industrials - 1.9%
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	12,124	443,416
Ground Transportation - 0.5%
Full Truck Alliance Co Ltd ADR	28,633	330,711
Machinery - 0.8%
Zhejiang Dingli Machinery Co Ltd A Shares (China)	36,699	251,047
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	84,868	280,451
		531,498
TOTAL INDUSTRIALS		1,305,625

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.9%
Luxshare Precision Industry Co Ltd A Shares (China)	55,972	282,949
Shengyi Technology Co Ltd A Shares (China)	11,648	69,012
Shennan Circuits Co Ltd A Shares (China)	13,436	263,927
		615,888
Technology Hardware, Storage & Peripherals - 1.2%
Xiaomi Corp B Shares (b)(c)(d)	121,897	820,117
TOTAL INFORMATION TECHNOLOGY		1,436,005

Materials - 0.4%
Metals & Mining - 0.4%
Zijin Mining Group Co Ltd H Shares	113,658	301,382
TOTAL CHINA		21,366,197
GREECE - 1.3%
Financials - 1.3%
Banks - 1.3%
Eurobank Ergasias Services and Holdings SA	135,672	497,966
National Bank of Greece SA	30,808	432,093

TOTAL GREECE		930,059
HONG KONG - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	1,541	236,821
HUNGARY - 1.5%
Financials - 1.2%
Banks - 1.2%
OTP Bank Nyrt	10,409	846,414
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	5,848	175,530
TOTAL HUNGARY		1,021,944
INDIA - 10.9%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	48,460	1,055,840
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
Eternal Ltd (b)	199,635	697,348
MakeMyTrip Ltd (b)	2,517	235,566
		932,914
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd	49,095	775,999
Reliance Industries Ltd GDR (c)	3,258	205,254
		981,253
Financials - 4.3%
Banks - 3.5%
Axis Bank Ltd	19,117	232,358
HDFC Bank Ltd/Gandhinagar	44,444	1,020,792
HDFC Bank Ltd/Gandhinagar ADR	4,537	348,305
ICICI Bank Ltd	46,884	790,173
		2,391,628
Capital Markets - 0.5%
HDFC Asset Management Co Ltd (c)(d)	5,521	355,125
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	26,570	228,491
TOTAL FINANCIALS		2,975,244

Health Care - 0.6%
Health Care Providers & Services - 0.5%
Max Healthcare Institute Ltd	21,916	311,203
Pharmaceuticals - 0.1%
Mankind Pharma Ltd (b)	3,572	104,305
TOTAL HEALTH CARE		415,508

Industrials - 1.4%
Aerospace & Defense - 0.4%
Hindustan Aeronautics Ltd (d)	5,675	292,321
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	10,811	447,481
Passenger Airlines - 0.2%
InterGlobe Aviation Ltd (b)(c)(d)	1,905	127,951
Professional Services - 0.2%
Computer Age Management Services Ltd	2,574	109,153
TOTAL INDUSTRIALS		976,906

Information Technology - 0.4%
IT Services - 0.4%
Infosys Ltd ADR	11,007	184,037
Tata Consultancy Services Ltd	2,501	86,325
		270,362
TOTAL INDIA		7,608,027
INDONESIA - 2.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	1,975,051	277,597
Financials - 2.2%
Banks - 2.2%
Bank Central Asia Tbk PT	1,376,608	689,950
Bank Rakyat Indonesia Persero Tbk PT	1,439,535	322,356
Bank Syariah Indonesia Tbk PT	3,288,311	542,852
		1,555,158
TOTAL INDONESIA		1,832,755
KOREA (SOUTH) - 9.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
KT Corp	11,774	464,348
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Hyundai Mobis Co Ltd	451	94,591
Automobiles - 0.9%
Hyundai Motor Co	1,456	220,149
Kia Corp	5,227	380,137
		600,286
Broadline Retail - 0.2%
Coupang Inc Class A (b)	5,462	160,747
TOTAL CONSUMER DISCRETIONARY		855,624

Financials - 1.0%
Banks - 0.9%
Hana Financial Group Inc	1,489	90,482
KB Financial Group Inc	3,558	280,957
Shinhan Financial Group Co Ltd	1,840	89,052
Woori Financial Group Inc	8,023	141,487
		601,978
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	351	110,133
TOTAL FINANCIALS		712,111

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Samsung Biologics Co Ltd (b)(c)(d)	531	403,230
Industrials - 0.6%
Industrial Conglomerates - 0.2%
SK Square Co Ltd (b)	1,715	183,599
Machinery - 0.4%
HD HYUNDAI MIPO	1,775	268,467
TOTAL INDUSTRIALS		452,066

Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	5,509	1,061,235
Technology Hardware, Storage & Peripherals - 4.3%
Samsung Electronics Co Ltd	57,918	2,933,771
TOTAL INFORMATION TECHNOLOGY		3,995,006

TOTAL KOREA (SOUTH)		6,882,385
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	151,466	231,534
MEXICO - 2.7%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	34,274	101,032
Financials - 1.1%
Banks - 1.1%
Grupo Financiero Banorte SAB de CV	72,496	646,066
Regional SAB de CV	16,162	125,869
		771,935
Health Care - 0.5%
Pharmaceuticals - 0.5%
Genomma Lab Internacional SAB de CV	278,410	322,020
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	16,043	212,798
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,441	102,024
		314,822
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Corp Inmobiliaria Vesta SAB de CV ADR	14,210	399,159
TOTAL MEXICO		1,908,968
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	2,029	480,873
PHILIPPINES - 0.8%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	55,217	424,711
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	371,396	158,955
TOTAL PHILIPPINES		583,666
POLAND - 1.2%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (b)(c)(d)	21,701	214,343
Financials - 0.7%
Banks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	21,600	474,819
Industrials - 0.2%
Professional Services - 0.2%
Benefit Systems SA	192	174,194
TOTAL POLAND		863,356
SAUDI ARABIA - 1.2%
Financials - 0.8%
Banks - 0.8%
Al Rajhi Bank	18,362	463,811
Saudi National Bank/The	10,801	107,978
		571,789
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Dr Sulaiman Al Habib Medical Services Group Co	3,816	266,736
TOTAL SAUDI ARABIA		838,525
SINGAPORE - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	1,234	193,306
SOUTH AFRICA - 3.6%
Consumer Discretionary - 2.1%
Broadline Retail - 1.6%
Naspers Ltd Class N	3,465	1,073,843
Specialty Retail - 0.5%
Pepkor Holdings Ltd (c)(d)	243,502	366,130
TOTAL CONSUMER DISCRETIONARY		1,439,973

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	12,284	179,045
Financials - 0.9%
Banks - 0.7%
Absa Group Ltd	10,912	108,094
Capitec Bank Holdings Ltd	1,162	225,308
Standard Bank Group Ltd	9,554	122,943
		456,345
Financial Services - 0.2%
FirstRand Ltd	34,630	147,255
TOTAL FINANCIALS		603,600

Materials - 0.4%
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd (b)	31,705	299,657
TOTAL SOUTH AFRICA		2,522,275
TAIWAN - 17.4%
Financials - 0.2%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	147,384	157,271
Industrials - 0.2%
Machinery - 0.2%
Hiwin Technologies Corp	24,324	170,368
Information Technology - 17.0%
Communications Equipment - 0.9%
Accton Technology Corp	21,213	625,096
Electronic Equipment, Instruments & Components - 2.7%
Chroma ATE Inc	34,779	496,887
Delta Electronics Inc	8,980	168,784
Hon Hai Precision Industry Co Ltd	134,211	787,445
Unimicron Technology Corp	84,284	381,727
		1,834,843
Semiconductors & Semiconductor Equipment - 12.7%
ASE Technology Holding Co Ltd	54,138	261,944
eMemory Technology Inc	2,017	136,232
MediaTek Inc	16,113	728,024
Taiwan Semiconductor Manufacturing Co Ltd	200,195	7,689,974
		8,816,174
Technology Hardware, Storage & Peripherals - 0.7%
Wiwynn Corp	5,471	498,192
TOTAL INFORMATION TECHNOLOGY		11,774,305

TOTAL TAIWAN		12,101,944
THAILAND - 1.0%
Financials - 0.2%
Banks - 0.2%
SCB X PCL	40,350	155,378
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Airports of Thailand PCL	423,774	527,882
TOTAL THAILAND		683,260
UNITED ARAB EMIRATES - 1.7%
Energy - 0.6%
Energy Equipment & Services - 0.6%
ADNOC Drilling Co PJSC	268,151	426,349
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	83,053	368,114
Emirates NBD Bank PJSC	12,355	89,979
		458,093
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC	65,275	271,013
TOTAL UNITED ARAB EMIRATES		1,155,455
UNITED KINGDOM - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Anglogold Ashanti Plc	14,833	686,026
TOTAL COMMON STOCKS (Cost $52,794,097)		63,889,417

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/30/2025 (f)	4.29	30,000	29,682
US Treasury Bills 0% 10/9/2025 (f)	4.30	70,000	69,429
US Treasury Bills 0% 8/28/2025 (f)	4.27	20,000	19,936
TOTAL U.S. TREASURY OBLIGATIONS (Cost $119,048)			119,047

Money Market Funds - 8.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $5,796,066)	4.33	5,794,907	5,796,066

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $58,709,211)	69,804,530
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(54,261)
NET ASSETS - 100.0%	69,750,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	54	Sep 2025	3,343,410	18,350	18,350

The notional amount of futures purchased as a percentage of Net Assets is 4.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,994,413 or 7.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,081,480 or 7.3% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,047.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,716,024	22,944,757	18,864,715	116,690	-	-	5,796,066	5,794,907	0.0%
Total	1,716,024	22,944,757	18,864,715	116,690	-	-	5,796,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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